Segment Reporting	12 Months Ended
Mar. 31, 2020
Notes to Financial Statements
Segment Reporting

20 - SEGMENT REPORTING

The Company operates in two reportable segments based on product differentiation: mobile and software, maintenance and consulting. Mobile applications involve providing SMS and other content applications and services for mobile devices. Software, maintenance and consulting involves providing enterprise software for designing, developing and manipulating database systems and applications.

The Company considers all revenues and expenses to be of an operating nature and accordingly, allocates them to the segments. Costs specific to a segment are charged directly to the segment. Company operating expenses are allocated to either of the segments based on gross revenues. Significant assets of the Company include working capital, an investment and equipment. The accounting policies of the reportable segments are the same as those described in the summary of the significant accounting policies.

The following table sets forth external revenues, cost of revenues (including depreciation expense), operating expenses (including depreciation expense) and other amounts attributable to these segments:

Year ended March 31, 2020	Mobile	Software, Maintenance and Consulting	Total
	$	$	$
Revenue	68,701	278,808	347,509
Cost of revenue	1,372	17,857	19,229
Gross margin	67,329	260,951	328,280

Allocation of operating expenses	117,444	455,184	572,628
Allocation of interest income	(2,494)	(9,666)	(12,160)
	114,950	445,518	560,468

Income (loss) before the following	(47,621)	(184,567)	(232,188)

Gain on sale of investment			(220,233)
Revaluation of investments			(2,956)

Net loss			(8,999)

Year ended March 31, 2019	Mobile	Software, Maintenance and Consulting	Total
	$	$	$
Revenue	122,638	577,411	700,049
Cost of revenue	2,071	18,517	20,588
Gross margin	120,567	558,894	679,461

Allocation of operating expenses	105,387	488,527	593,914
Allocation of interest income	(2,476)	(11,480)	(13,956)
	102,911	477,047	579,958

Income before the following	17,656	81,847	99,503

Revaluation of investments			(604,013)

Net income			703,516

Year ended March 31, 2018	Mobile	Software, Maintenance and Consulting	Total
	$	$	$
Revenue	108,485	394,757	503,242
Cost of revenue	2,886	12,888	15,774
Gross margin	105,599	381,869	487,468

Allocation of operating expenses	128,183	463,536	591,719
Allocation of gain on sales of assets	(3,377)	(12,214)	(15,591)
Allocation of dividend income	(9,912)	(35,846)	(45,758)
	114,893	415,477	530,370

Net loss	(9,294)	(33,608)	(42,902)

The following table sets forth total assets used by each segment:

TOTAL ASSETS	March 31, 2020	March 31, 2019
	$	$
Mobile	263,676	268,115
Software, Maintenance and Consulting	1,070,073	1,262,352
Total assets	1,333,749	1,530,467

The following tables set forth external revenues and long-lived assets attributable to geographic areas. External revenues are based on the location of the customer:

	March 31, 2020	March 31, 2019
	$	$
Long-lived assets
Canada	16,017	19,220
Brazil	1,208	1,579
Total long-lived assets	17,225	20,799

Total Revenue	Year ended March 31, 2020	Year ended March 31, 2019	Year ended March 31, 2018
	$	$

United States	55,548	235,591	34,076
Brazil	191,043	170,056	218,435
Canada	14,878	41,464	141,511
Singapore	68,907	22,775	108,485
Austria	17,133	130,163	735
Total revenue	347,509	700,049	503,242

Management evaluates each segment’s performance based upon revenues and gross margins achieved.